COMMITMENTS, CONTINGENCIES, AND CONCENTRATIONS OF CREDIT RISK	12 Months Ended
Dec. 31, 2011
COMMITMENTS, CONTINGENCIES, AND CONCENTRATIONS OF CREDIT RISK

NOTE R - COMMITMENTS, CONTINGENCIES, AND CONCENTRATIONS OF CREDIT RISK

In the normal course of business, there are outstanding various commitments and contingent liabilities, such as guaranties, commitments to extend credit, etc., which are not reflected in the accompanying financial statements. The subsidiary bank had outstanding letters of credit of $799,000 and $960,000 at December 31, 2011 and 2010, respectively, and had made loan commitments of approximately $59,035,000 and $52,083,000 at December 31, 2011 and 2010, respectively.

Commitments to extend credit and letters of credit include some exposure to credit loss in the event of nonperformance of the customer. Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Standby letters of credit are conditional commitments issued by the Bank to guarantee the performance of a customer to a third party. The credit policies and procedures for such commitments are the same as those used for lending activities. Because these instruments have fixed maturity dates and because a number expire without being drawn upon, they generally do not present any significant liquidity risk. No significant losses on commitments were incurred during the two years ended December 31, 2011, nor are any significant losses as a result of these transactions anticipated.

The primary market area served by the Bank is Forrest, Lamar, Jones, Pearl River, Jackson, Hancock, Stone, and Harrison Counties within South Mississippi as well as Washington Parish in Louisiana. Management closely monitors its credit concentrations and attempts to diversify the portfolio within its primary market area. As of December 31, 2011, management does not consider there to be any significant credit concentrations within the loan portfolio. Although the Bank’s loan portfolio, as well as existing commitments, reflects the diversity of its primary market area, a substantial portion of a borrower's ability to repay a loan is dependent upon the economic stability of the area.

On October 8, 2007, The First Bancshares, Inc. (the “Company”) and its subsidiary, The First, A National Banking Association (the “Bank”) were formally named as defendants and served with a First Amended Complaint in litigation styled Nick D. Welch v. Oak Grove Land Company, Inc., Fred McMurry, David E. Johnson, J. Douglas Seidenburg, The First, A National Banking Association, The First Bancshares, Inc., and John Does 1 through 10. The Plaintiff seeks damages from all the defendants, including $2,957,385, annual dividends for the year 2006 in the amount of $.30 per share, punitive damages and attorneys’ fees and costs. The Company and the Bank both denied any liability to Welch.

On March 7, 2011 an Agreed Order of Dismissal was entered in the litigation as previously disclosed by the Company on Form 8-K filed on March 8, 2011.